Offerings - Offering: 1	Apr. 07, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001 per share
Amount Registered | shares	11,862,543
Proposed Maximum Offering Price per Unit	2.43
Maximum Aggregate Offering Price	$ 28,825,979.49
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,980.87
Offering Note	Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s Class A common stock, $0.001 par value per share (the “Class A Common Stock”), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s Class A Common Stock on the OTCQB® Venture Market on April 7, 2026.